PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
February 28, 2025 (Unaudited)

COMMON STOCKS - 96.1%	Shares	Value
Consumer Discretionary - 11.7%
Leisure Products - 1.2%
YETI Holdings, Inc. (a)	14,900	$ 531,036

Retail - Discretionary - 8.1%
O'Reilly Automotive, Inc. (a)	2,570	3,530,255

Specialty Retail - 1.2%
Valvoline, Inc. (a)	14,750	543,980

Wholesale - Discretionary - 1.2%
Pool Corporation	1,500	520,500

Consumer Staples - 8.8%
Food - 3.3%
McCormick & Company, Inc.	17,400	1,437,414

Household Products - 5.5%
Church & Dwight Company, Inc.	17,000	1,890,400
Clorox Company (The)	3,500	547,365
		2,437,765
Energy - 1.3%
Oil & Gas Producers - 1.3%
Permian Resources Corporation	40,000	563,600

Financials - 8.1%
Asset Management - 2.7%
T. Rowe Price Group, Inc.	11,200	1,184,064

Institutional Financial Services - 5.4%
FactSet Research Systems, Inc.	5,100	2,354,874

Health Care - 9.2%
Medical Equipment & Devices - 9.2%
Bio-Techne Corporation	6,700	413,725
Mettler-Toledo International, Inc. (a)	1,885	2,399,077

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Medical Equipment & Devices - 9.2% (Continued)
ResMed, Inc.	5,300	$ 1,237,656
		4,050,458
Industrials - 26.5%
Electrical Equipment - 6.9%
AMETEK, Inc.	15,900	3,009,870

Industrial Intermediate Products - 6.8%
RBC Bearings, Inc. (a)	8,350	2,999,320

Machinery - 6.9%
IDEX Corporation	11,000	2,137,630
Valmont Industries, Inc.	2,500	870,925
		3,008,555
Transportation & Logistics - 5.9%
Expeditors International of Washington, Inc.	22,100	2,593,656

Materials - 6.1%
Chemicals - 6.1%
Ecolab, Inc.	10,000	2,690,100

Technology - 24.4%
Semiconductors - 4.4%
NXP Semiconductors N.V.	4,400	948,596
Silicon Laboratories, Inc. (a)	7,100	996,130
		1,944,726
Software - 11.2%
ANSYS, Inc. (a)	6,820	2,272,765
Dynatrace, Inc. (a)	10,000	572,500
Informatica, Inc. - Class A (a)	38,800	743,408
Pegasystems, Inc.	17,130	1,344,876
		4,933,549
Technology Hardware - 4.2%
Trimble, Inc. (a)	25,500	1,835,490

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.1% (Continued)	Shares	Value
Technology - 24.4% (Continued)
Technology Services - 4.6%
CoStar Group, Inc. (a)	26,250	$ 2,001,562

Total Common Stocks (Cost $13,002,444)		$ 42,170,774

EXCHANGE-TRADED FUNDS - 1.7%	Shares	Value
Health Care - 1.7%
Biotech & Pharma - 1.7%
SPDR® S&P® Biotech ETF (Cost $448,871)	8,300	$ 736,293

MONEY MARKET FUNDS - 2.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.24% (b) (Cost $924,010)	924,010	$ 924,010

Total Investments at Value - 99.9% (Cost $14,375,325)		$ 43,831,077

Other Assets in Excess of Liabilities - 0.1%		22,827

Net Assets - 100.0%		$ 43,853,904

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of February 28, 2025.